As filed with the Securities and Exchange Commission on March 19, 2021

1933 Act File No.	333-250955
1940 Act File No.	811-23622

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. [  ] ☐

Post-Effective Amendment No. 1 ☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 2

(Check appropriate box or boxes)

ASYMmetric ETFs Trust

(Exact Name of Registrant as Specified in Charter)

c/o ASYMmetric ETFs, LLC

158 East 126th Street, Suite 304

New York, NY 10035

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 755-1970

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With Copies to:

Peter J. Shea, Esq. K&L Gates LLP 599 Lexington Ave New York, NY 10022 (212) 536-3988

Approximate date of proposed public offering: Continuous

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b	☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 relates to the ASYMshares ASYMmetric 500 ETF (the “Fund”), a series of ASYMmetric ETFs Trust. The purpose of this filing is to file risk/return summary information for the Fund in interactive data format.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Registrant represents that this Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on this 19th day of March, 2021.

ASYMmetric ETFs Trust

By:	/s/ Darren R. Schuringa
Darren R. Schuringa
Chairman, Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Darren R. Schuringa	Chairman, Trustee, President and Principal Executive Officer	March 19, 2021
Darren R. Schuringa

/s/ Aaron M. Berson	Treasurer and Principal Financial Officer	March 19, 2021
Aaron M. Berson

/s/ Vivienne Hsu*	Trustee	March 19, 2021
Vivienne Hsu

/s/ Winston I. Lowe*	Trustee	March 19, 2021
Winston I. Lowe

/s/ Suzanne Siracuse*	Trustee	March 19, 2021
Suzanne Siracuse

/s/ William M. Thomas*	Trustee	March 19, 2021
William M. Thomas

*By: /s/ Darren R. Schuringa
Attorney-in-fact pursuant to Power of Attorney dated February 2, 2021 for each of the Independent Trustees except for Suzanne Siracuse, and February 5, 2021 for Suzanne Siracuse, filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement filed with the SEC on February 12, 2021.

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance File

EX-101.SCH	XBRL Schema File

EX-101.CAL	XBRL Calculation File

EX-101.DEF	XBRL Definition File

EX-101.LAB	XBRL Label File

EX-101.PRE	XBRL Presentation File